Leases - Prior to IFRS 16, future minimum payments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Finance Lease And Operating Lease By Lessee IAS17 Line Items
Future minimum lease payments	$ 684	$ 614
Due within one year
Disclosure Of Finance Lease And Operating Lease By Lessee IAS17 Line Items
Future minimum lease payments	188	151
Later than one year and not later than five years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS17 Line Items
Future minimum lease payments	360	345
Later than five years
Disclosure Of Finance Lease And Operating Lease By Lessee IAS17 Line Items
Future minimum lease payments	$ 136	$ 118